Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of finite-lived intangible assets
The estimated useful life of the Company intangible assets is as follows:

Customer relationships	3.75 years
Database	2.75 years
User panel	3 years
Developed technology	2-3 years

Intangible assets, net consisted of the following:

	December 31,	Weighted- Average Remaining Useful Life
	2021
Developed technology	$797	2.21
Customer relationships	17	3.00
Database	208	1.96
User panel	11,202	2.87
Total intangible assets	12,224	2.51
Less: accumulated depreciation and amortization	(607)
Total intangible assets, net	$11,617

Schedule of property, plant and equipment	Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets at the following annual rates:

Computers, software, peripheral and electronic equipment	33%
Office furniture and equipment	6%-15%
Leasehold improvements	(*)

(*)   Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including any extension option held by the Company and intended to be exercised) and their respective expected lives.
Property and equipment consist of the following:

	December 31,
	2020	2021

Computers and peripheral equipment	$3,114	$4,922
Office furniture and equipment	1,192	1,344
Electronic equipment	226	228
Leasehold improvements	4,058	4,434
Capitalized internal-use software costs	4,868	5,370
Total property and equipment	13,458	16,298
Less: accumulated depreciation and amortization	(7,368)	(9,942)
Total property and equipment, net	$6,090	$6,356